Statements of Cash flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,389,990)	$ (777,694)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense		69,993
Accrued interest expense – related parties	37,766	33,000
Accretion expense	79,953	5,069
Changes in operating assets and liabilities
Prepaid expenses and other current assets	1,993	(11,594)
Accounts payable and accrued expenses	536,752	53,436
Net cash used in operating activities	(733,526)	(627,790)
Cash flows from investing activities:
Net cash provided by investing activities
Cash flows from financing activities:
Proceeds from notes payable – related parties	250,000
Cash advances from related parties	76,500	9,000
Cash advances paid to related parties		(31,900)
Issuance of shares for cash received		1,055,000
Net cash provided by financing activities	326,500	1,032,100
Net (decrease) increase in cash	(407,026)	404,310
Cash, beginning of year	410,481	6,171
Cash, end of year	$ 3,455	$ 410,481